BANK AND OTHER BORROWINGS - Additional information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Derivative liability
Lease receivables	¥ 1,759	$ 248	¥ 340
Long-term investments pledged to secure other borrowings	¥ 189,676	$ 26,715	¥ 179,231	¥ 167,044
Short-term bank borrowings, weighted average interest rate	8.19%	8.19%	6.60%
Bank loans	¥ 151,753	$ 21,374	¥ 156,555
Other borrowings	2,884,449	406,266	2,827,455
Long term debt
Derivative liability
Property and equipment pledged as collateral	391,056	55,079	412,683
Land
Derivative liability
Property and equipment pledged as collateral	386,614	54,453	395,973
Construction in Progress
Derivative liability
Property and equipment pledged as collateral	2,027,277	285,536	1,754,217
Long-term investments pledged to secure other borrowings	189,676	26,715	179,231
Asset pledged as collateral without right | Accounts receivable
Derivative liability
Other assets	¥ 13,312	$ 1,875	¥ 11,166
Long-term bank and other borrowings
Derivative liability
Long-term bank and other borrowings, weighted average interest rate	7.42%	7.42%	6.48%
Short term bank credit lines
Derivative liability
Unutilized bank credit lines	¥ 0
Long-term bank credits lines
Derivative liability
Unutilized bank credit lines	¥ 930,000	$ 130,988